Intangible Assets - Schedule of Intangible Asset Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
2022	$ 1	$ 4
Total intangible assets subject to amortization, net	4,903	4,903	$ 4,903
2023		1
Total intangible assets subject to amortization, net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	$ 1	$ 5	$ 9